UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-23219
Investment Company Act file number:

USQ Core Real Estate Fund
(Exact name of registrant as specified in charter)

235 Whitehorse Lane, Suite 200
Kennett Square, Pennsylvania 19348
(Address of principal executive offices) (Zip code)

 Union Square Capital Partners, LLC
235 Whitehorse Lane, Suite 200
Kennett Square, PA 19348
(Name and address of agent for service)

Registrant's telephone number, including area code: (484) 731-3101

Date of fiscal year end: March 31

Date of reporting period: July 1, 2018 - June 30, 2019

Item 1. Proxy Voting Record.

Name of Fund:	USQ CORE REAL ESTATE FUND
Period:	July 1, 2018 - June 30, 2019

Company Name	Meeting Date	CUSIP	Ticker

RREEF America REIT II, Inc.	07/19/2018	none	n/a

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1. ELECTION OF DIRECTORS	Issuer

For	For	2. PROPOSAL TO INCREASE AUTHORIZED STOCK	Issuer

For	For	3. PROPOSAL RELATED TO THE DUE DATE FOR REDEMPTION REQUESTS	Issuer

For	For	4. PROPOSAL RELATED TO THE DISTRIBUTION OF SALES PROCEEDS	Issuer

Company Name	Meeting Date	CUSIP	Ticker

BlackRock US Core Property Fund, L.P.	9/12/2018	none	n/a

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1. ELECTION OF DIRECTORS	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Barings Core Property Fund LP	9/28/2018	none	n/a

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1. Approve amendment and restatement of the Fund’s Fifth Amended and Restated Agreement of Limited Partnership	Issuer

Company Name	Meeting Date	CUSIP	Ticker

GRE U.S. Property Fund L.P.	11/6/2018	none	n/a

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1. Approve a change in control transaction of the Fund's Investment Manager and General Partner	Issuer

Company Name	Meeting Date	CUSIP	Ticker

CBRE U.S. Core Partners, LP	6/28/2019	none	n/a

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1. Approve amendment to the Fund’s Third Amended and Restated Agreement of Limited Partnership	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) USQ Core Real Estate Fund

By (Signature and Title) /s/ Keith Downing
 Keith Downing
 Chief Operating Officer and Treasurer
Date 7/17/19